Share-Based Compensation (Details 2) - Stock options [Member] - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Options and warrants expensed
Risk-free interest rates	1.07%	0.78%	0.78%
Expected life	3 years	3 years	3 years	3 years
Expected dividends	0.00%	0.00%	0.00%	0.00%
Expected volatility	101.00%	75.00%	75.00%
Vycor Common Stock fair value	$ 2	$ 2.05	$ 2.05
Maximum [Member]
Options and warrants expensed
Risk-free interest rates				1.60%
Expected volatility				99.00%
Vycor Common Stock fair value				$ 4.50
Minimum [Member]
Options and warrants expensed
Risk-free interest rates				0.42%
Expected volatility				96.00%
Vycor Common Stock fair value				$ 3.00